RECLAMATION AND CLOSURE COST PROVISION - Changes in the reclamation and closure cost provision (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 27, 2019 USD ($) hectares
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 62,172	$ 58,330
Obligations assumed on acquisition of mining properties	12,990	0
Reclamation expenditures	(3,568)	(852)
Accretion expense	3,743	3,459
Foreign exchange gain (loss)	308	(504)
Revisions in estimates and obligations	8,658	1,739
Obligations related to divested mining properties	(68)	0
Balance, ending of year	84,200	62,172
Less: current portion	(8,766)	(211)
Non-current reclamation and closure cost provision	$ 75,469	$ 61,961
Hectares of land acquired (in hectares) | hectares			8,900
Net smelter royalty, percentage			0.50%
Cash transferred			$ 22,000
Consideration transferred, fair value			$ 12,990